Cover	Nov. 09, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 09, 2026
Entity Registrant Name	Microvast Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38826
Entity Tax Identification Number	83-2530757
Entity Address, Address Line One	2929 Briarpark Drive
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77042
City Area Code	281
Local Phone Number	491-9505
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	MVST
Security Exchange Name	NASDAQ
Entity Central Index Key	0001760689
Amendment Flag	false